UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

ITEM1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 28, 2021

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.9%
Municipal Bonds — 98.3%
Alabama — 2.8%
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	0.010%	7/15/32	$8,900,000	$8,900,000	(a)(b)
Arizona — 2.4%
Arizona Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	0.010%	1/1/46	6,405,000	6,405,000	(a)(b)
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.010%	11/15/52	1,075,000	1,075,000	(a)(b)
Total Arizona				7,480,000
California — 2.5%
Alameda County, CA, IDA Revenue, JMS Family Partnership Project, Series A, LOC - Wells Fargo Bank N.A.	0.180%	10/1/25	2,000,000	2,000,000	(a)(b)(c)
California State PCFA, Solid Waste Disposal Revenue, Edco Disposal Corp. Project, Series A, LOC - Wells Fargo Bank N.A.	0.150%	10/1/37	540,000	540,000	(a)(b)(c)
California Statewide CDA, MFH Revenue, David Avenue Apartments, Series WW, LIQ - FHLMC	0.050%	12/1/42	1,580,000	1,580,000	(a)(b)(c)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, Refunding, LIQ - FHLMC, LOC - FHLMC	0.080%	4/1/32	1,900,000	1,900,000	(a)(b)
Los Angeles, CA, TRAN:
Series 2021	4.000%	6/24/21	1,000,000	1,011,613
Series A	4.000%	6/30/21	1,000,000	1,012,291
Total California				8,043,904
Colorado — 1.3%
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA - TD Bank N.A.	0.030%	11/15/39	4,020,000	4,020,000	(a)(b)
Connecticut — 0.6%
Connecticut State HEFA Revenue, Trinity College, Series L, Refunding, LOC - JPMorgan Chase & Co.	0.030%	7/1/34	2,045,000	2,045,000	(a)(b)
Delaware — 1.5%
University of Delaware Revenue:
SPA - TD Bank N.A.	0.020%	11/1/35	1,650,000	1,650,000	(a)(b)
Series C, Refunding, SPA - TD Bank N.A.	0.010%	11/1/37	3,150,000	3,150,000	(a)(b)
Total Delaware				4,800,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 1.4%
District of Columbia Revenue:
Series A, LOC - PNC Bank N.A.	0.030%	8/15/38	$1,700,000	$1,700,000	(a)(b)
Series A, LOC - TD Bank N.A.	0.010%	8/15/38	910,000	910,000	(a)(b)
Metropolitan Washington DC, Airports Authority Revenue:
Subseries A-1, Refunding, LOC - Sumitomo Mitsui Banking	0.060%	10/1/39	1,410,000	1,410,000	(a)(b)(c)
Subseries A-2, Refunding, LOC - Sumitomo Mitsui Banking	0.060%	10/1/21	300,000	300,000	(a)(b)(c)
Total District of Columbia				4,320,000
Florida — 3.1%
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System, Refunding	0.020%	11/15/26	3,950,000	3,950,000	(a)(b)
Adventist Health System, Refunding	0.020%	11/15/32	300,000	300,000	(a)(b)
Adventist Health System, Refunding	0.030%	11/15/34	900,000	900,000	(a)(b)
Adventist Health System, Refunding	0.030%	11/15/35	2,000,000	2,000,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, Series B, LOC - JPMorgan Chase & Co.	0.070%	10/15/42	2,540,000	2,540,000	(a)(b)(c)
Total Florida				9,690,000
Georgia — 2.4%
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC - Wells Fargo Bank N.A.	0.130%	4/1/32	2,765,000	2,765,000	(a)(b)(c)
Municipal Electric Authority of Georgia, Project 1, Subordinated, Series B, LOC - PNC Bank N.A.	0.060%	1/1/48	5,000,000	5,000,000	(a)(b)
Total Georgia				7,765,000
Idaho — 2.8%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	0.010%	3/1/48	8,810,000	8,810,000	(a)(b)
Illinois — 6.0%
Chicago, IL, MFH Revenue, Renaissance Center LP, Series A, LOC - BMO Harris Bank N.A.	0.070%	10/1/34	1,730,000	1,730,000	(a)(b)(c)
Illinois State EFA Revenue, The Adler Planetarium, LOC - PNC Bank N.A.	0.060%	4/1/31	7,350,000	7,350,000	(a)(b)
Illinois State Finance Authority Revenue:
Latin School Project, Series B, LOC - JPMorgan Chase & Co.	0.040%	8/1/35	2,005,000	2,005,000	(a)(b)

See Notes to Financial Statements.

16	Tax Free Reserves Portfolio 2021 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
University of Chicago Medical Center, Series A, LOC - Bank of America N.A.	0.010%	8/1/44	$3,100,000	$3,100,000	(a)(b)
University of Chicago Medical Center, Series B, LOC - Wells Fargo Bank N.A.	0.010%	8/1/44	4,905,000	4,905,000	(a)(b)
Total Illinois				19,090,000
Indiana — 4.0%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.010%	11/1/39	1,000,000	1,000,000	(a)(b)
Parkview Health System Obligated Group, Series D, LOC - Wells Fargo Bank N.A.	0.010%	11/1/39	5,420,000	5,420,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP, Series A, LIQ - FNMA	0.030%	4/15/39	4,165,000	4,165,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC - PNC Bank N.A.	0.070%	5/1/34	2,020,000	2,020,000	(a)(b)
Total Indiana				12,605,000
Kentucky — 0.6%
Boyle County, KY, Centre College Project, Series A, Refunding, LOC - PNC Bank N.A.	0.040%	6/1/37	2,050,000	2,050,000	(a)(b)
Massachusetts — 1.0%
Massachusetts State IFA Revenue, Nova Realty Trust, Refunding, LOC - TD Bank N.A.	0.030%	12/1/24	600,000	600,000	(a)(b)
Massachusetts State, GO, RAN, Series A	2.000%	4/21/21	2,500,000	2,506,486
Total Massachusetts				3,106,486
Michigan — 2.2%
Michigan State Finance Authority Revenue, Series A-2, State Aid Withholding, LOC - JPMorgan Chase & Co.	4.000%	8/20/21	1,000,000	1,017,624
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC - Bank of Tokyo-Mitsubishi UFJ	0.070%	1/1/26	5,500,000	5,500,000	(a)(b)
University of Michigan Revenue, Series D-1	0.010%	12/1/24	550,000	550,000	(a)(b)
Total Michigan				7,067,624
Minnesota — 3.2%
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue, Allina Health System, Series B-2, LOC - JPMorgan Chase & Co.	0.010%	11/15/35	400,000	400,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Minneapolis, MN, Health Care System Revenue:
Fairview Health Services, Series B, Refunding, LOC - JPMorgan Chase Co.	0.040%	11/15/48	$1,650,000	$1,650,000	(a)(b)
Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.010%	11/15/48	8,000,000	8,000,000	(a)(b)
Total Minnesota				10,050,000
Mississippi — 2.6%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	0.010%	12/1/30	2,610,000	2,610,000	(a)(b)
Chevron USA Inc. Project, Series A	0.010%	11/1/35	950,000	950,000	(a)(b)
Chevron USA Inc. Project, Series B	0.010%	12/1/30	1,200,000	1,200,000	(a)(b)
Chevron USA Inc. Project, Series B	0.010%	11/1/35	950,000	950,000	(a)(b)
Chevron USA Inc. Project, Series E	0.010%	12/1/30	100,000	100,000	(a)(b)
Chevron USA Inc. Project, Series E	0.010%	12/1/30	950,000	950,000	(a)(b)
Chevron USA Inc. Project, Series G	0.010%	12/1/30	1,000,000	1,000,000	(a)(b)
Chevron USA Inc. Project, Series G	0.010%	11/1/35	420,000	420,000	(a)(b)
Total Mississippi				8,180,000
Missouri — 2.5%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, Series C, Refunding, LOC - JPMorgan Chase & Co.	0.060%	3/1/24	520,000	520,000	(a)(b)
Missouri State HEFA Revenue:
Saint Louis Priory School Project, LOC - U.S. Bank N.A.	0.080%	2/1/33	100,000	100,000	(a)(b)
St. Louis University, Series B, LOC - U.S. Bank N.A.	0.010%	10/1/24	5,965,000	5,965,000	(a)(b)
Washington University, Series C, SPA - U.S. Bank N.A.	0.010%	3/1/40	1,500,000	1,500,000	(a)(b)
Total Missouri				8,085,000
New Jersey — 0.5%
New Jersey State Health Care Facilities Financing Authority Revenue, Meridian Health System Obligated Group Issue, Series A, LOC - TD Bank N.A.	0.020%	7/1/33	1,000,000	1,000,000	(a)(b)
Rahway, NJ, GO, Series 2020	2.000%	7/28/21	500,000	503,356
Total New Jersey				1,503,356
New York — 34.0%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	0.030%	11/1/38	2,800,000	2,800,000	(a)(b)

See Notes to Financial Statements.

18	Tax Free Reserves Portfolio 2021 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Ithaca, NY, GO, BAN, Refunding	1.500%	2/18/22	$1,000,000	$1,013,071
MTA, NY, Dedicated Tax Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	0.010%	11/1/31	1,170,000	1,170,000	(a)(b)
MTA, NY, Transportation Revenue:
Dedicated Tax Fund, Subseries B-1, LOC - Bank of Tokyo-Mitsubishi UFJ	0.030%	11/1/22	405,000	405,000	(a)(b)
Subseries D-2, LOC - Landesbank Hessen- Thueringen	0.020%	11/1/35	730,000	730,000	(a)(b)
Subseries E-1, LOC - U.S. Bank N.A.	0.010%	11/15/50	500,000	500,000	(a)(b)
Subseries G-2, Refunding, LOC - TD Bank N.A.	0.030%	11/1/32	2,215,000	2,215,000	(a)(b)
New York City, NY, GO:
Series D-5, LOC - PNC Bank N.A.	0.050%	8/1/41	1,275,000	1,275,000	(a)(b)
Subseries E-5, LOC - TD Bank N.A.	0.010%	3/1/48	100,000	100,000	(a)(b)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.010%	4/1/42	3,785,000	3,785,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
15 East Clarke Place Apartments, Series A, LOC - JPMorgan Chase & Co.	0.050%	9/1/37	3,000,000	3,000,000	(a)(b)(c)
The Dorado Apartments, Series A, LOC - Citibank N.A.	0.070%	6/1/40	2,170,000	2,170,000	(a)(b)(c)
New York City, NY, HDC, Multi-Family Rental Housing Revenue, Related West 89th Street Development, Series A, LIQ - FNMA, LOC - FNMA	0.050%	11/15/29	13,000,000	13,000,000	(a)(b)(c)
New York City, NY, IDA Revenue:
Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC - TD Bank N.A.	0.030%	7/1/25	3,245,000	3,245,000	(a)(b)
Empowerment Zone Revenue, Tiago Holdings, LLC Project, LOC - TD Bank N.A.	0.030%	1/1/37	1,560,000	1,560,000	(a)(b)(c)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.010%	6/15/33	200,000	200,000	(a)(b)
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - Landesbank Hessen-Thueringen	0.010%	6/15/39	3,700,000	3,700,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Second General Resolution Fiscal 2014, Series AA6, Refunding, SPA - Mizuho Bank Ltd.	0.010%	6/15/48	$4,380,000	$4,380,000	(a)(b)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	0.010%	6/15/48	3,500,000	3,500,000	(a)(b)
Second General Resolution Fiscal 2016, Series AA-2, Refunding, SPA - PNC Bank N.A.	0.050%	6/15/48	1,600,000	1,600,000	(a)(b)
New York City, NY, TFA Revenue Future Tax Secured:
Series A, Refunding, SPA - TD Bank N.A.	0.010%	11/1/29	500,000	500,000	(a)(b)
Subordinated, Series A, SPA - JPMorgan Chase & Co.	0.010%	8/1/45	500,000	500,000	(a)(b)
New York State Dormitory Authority Revenue:
City University, Series D, LOC - TD Bank N.A.	0.030%	7/1/31	1,390,000	1,390,000	(a)(b)
Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	0.030%	7/1/32	8,300,000	8,300,000	(a)(b)
Subordinated, TRAN, Series B	5.000%	3/31/21	2,000,000	2,007,307
New York State Energy Research & Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Bank of Nova Scotia	0.040%	6/1/36	12,400,000	12,400,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	0.050%	11/1/39	3,000,000	3,000,000	(a)(b)(c)
New York State HFA Revenue:
42nd & 10th Housing, Series A, LIQ - FHLMC	0.040%	11/1/41	300,000	300,000	(a)(b)(c)
55 West 25th Street Housing, Series A, LOC - FNMA	0.070%	11/15/38	1,700,000	1,700,000	(a)(b)(c)
160 Madison Avenue, Series A, LOC - Landesbank Hessen-Thueringen	0.010%	11/1/46	11,175,000	11,175,000	(a)(b)
250 West 93rd Street, Series A, LOC - Landesbank Hessen-Thueringen	0.070%	11/1/38	1,800,000	1,800,000	(a)(b)(c)
455 West 37th Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.020%	5/1/41	1,000,000	1,000,000	(a)(b)(c)
Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	0.050%	5/15/37	500,000	500,000	(a)(b)(c)

See Notes to Financial Statements.

20	Tax Free Reserves Portfolio 2021 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, SPA - JPMorgan Chase & Co.	0.030%	3/15/33	$3,395,000	$3,395,000	(a)(b)
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 129, SPA - Royal Bank of Canada	0.070%	10/1/35	300,000	300,000	(a)(b)(c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
Series F, Refunding, LOC - Citibank N.A.	0.020%	11/1/32	590,000	590,000	(a)(b)
Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	0.010%	1/1/32	7,450,000	7,450,000	(a)(b)
Westchester County, NY, GO, TAN, Series B	2.000%	10/18/21	1,000,000	1,011,792
Total New York				107,667,170
North Carolina — 1.1%
North Carolina Educational Facilities Finance Agency Revenue, Duke University, Series A	0.020%	6/1/27	3,500,000	3,500,000	(a)(b)
Ohio — 0.9%
Ohio State University Revenue, Series B-2	0.020%	12/1/39	2,250,000	2,250,000	(a)(b)
Ohio State, GO, Common Schools, Series C	0.020%	6/15/26	520,000	520,000	(a)(b)
Total Ohio				2,770,000
Oregon — 2.5%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.010%	8/1/34	7,900,000	7,900,000	(a)(b)
Pennsylvania — 2.9%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC - PNC Bank N.A.	0.040%	5/1/31	3,000,000	3,000,000	(a)(b)
Pennsylvania State Turnpike Commission Revenue, Second Series, Refunding, LOC - TD Bank N.A.	0.030%	12/1/38	1,100,000	1,100,000	(a)(b)
Philadelphia, PA, Authority for IDR:
Gift of Life Donor Program Project, LOC - TD Bank N.A.	0.030%	12/1/34	800,000	800,000	(a)(b)
Series B, Refunding, LOC - TD Bank N.A.	0.030%	10/1/30	2,100,000	2,100,000	(a)(b)
Philadelphia, PA, TRAN, Series A	4.000%	6/30/21	750,000	759,276
Ridley, PA, School District, GO, LOC - TD Bank N.A.	0.030%	11/1/29	1,580,000	1,580,000	(a)(b)
Total Pennsylvania				9,339,276

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
South Dakota — 1.5%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ - FHLMC	0.040%	1/1/44	$4,920,000	$4,920,000	(a)(b)
Texas — 6.5%
Gulf Coast Authority, TX, Waste Disposal Authority, ExxonMobil Project, Series B	0.020%	6/1/25	3,100,000	3,100,000	(a)(b)(c)
Harris County, TX, Health Facilities Development Corp. Revenue:
Methodist Hospital System, Series A-1, Refunding	0.010%	12/1/41	2,400,000	2,400,000	(a)(b)
Methodist Hospital System, Series A-2, Refunding	0.010%	12/1/41	1,700,000	1,700,000	(a)(b)
Houston, TX, Combined Utility System Revenue, First Lien, Series B-4, Refunding, LOC - PNC Bank N.A.	0.030%	5/15/34	6,900,000	6,900,000	(a)(b)
Texas State, TRAN, Series 2020	4.000%	8/26/21	4,000,000	4,073,368
Texas State, Veterans Bonds, GO, SPA - Sumitomo Mitsui Banking	0.060%	12/1/47	2,300,000	2,300,000	(a)(b)
Total Texas				20,473,368
Utah — 1.8%
Murray City, UT, Hospital Revenue:
IHC Health Services Inc., Series B	0.020%	5/15/36	5,000,000	5,000,000	(a)(b)
IHC Health Services Inc., Series D	0.010%	5/15/36	700,000	700,000	(a)(b)
Total Utah				5,700,000
Washington — 3.5%
Olympia, WA, EDC Revenue, Spring Air Northwest Project, LOC - U.S. Bank N.A.	0.070%	11/1/23	320,000	320,000	(a)(b)(c)
Vancouver, WA, Housing Authority Revenue, Refunding, LIQ - FHLMC	0.040%	12/1/38	4,825,000	4,825,000	(a)(b)
Washington Higher EFA Revenue, Refunding, Seattle University Project, Series A, LOC - U.S. Bank N.A.	0.080%	5/1/28	2,955,000	2,955,000	(a)(b)
Washington State Economic Development Finance Authority Revenue, Lyn-Tron Project, Series A, LOC - U.S. Bank N.A.	0.100%	10/1/22	515,000	515,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue, Panorama Project, Refunding, Series P, LOC - Wells Fargo Bank N.A.	0.030%	4/1/43	2,495,000	2,495,000	(a)(b)
Total Washington				11,110,000

See Notes to Financial Statements.

22	Tax Free Reserves Portfolio 2021 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Wyoming — 0.2%
Wyoming CDA Revenue, SPA - Federal Home Loan Bank	0.080%	12/1/38	$730,000	$730,000	(a)(b)(c)
Total Municipal Bonds				311,721,184
Commercial Paper — 1.6%
Harris County, TX, Cultural Education Facilities Finance Corp.	0.180%	10/1/21	5,000,000	5,000,000
Total Investments — 99.9% (Cost — $316,721,184#)				316,721,184
Other Assets in Excess of Liabilities — 0.1%				261,520
Total Net Assets — 100.0%				$316,982,704

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Portfolio can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Tax Free Reserves Portfolio

Abbreviation(s) used in this schedule:

BAN	— Bond Anticipation Notes

CDA	— Communities Development Authority

EDC	— Economic Development Corporation

EDR	— Economic Development Revenue

EFA	— Educational Facilities Authority

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GO	— General Obligation

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

HFC	— Housing Finance Commission

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

IFA	— Industrial Finance Agency

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

PCFA	— Pollution Control Financing Authority

RAN	— Revenue Anticipation Notes

RDA	— Redevelopment Agency

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TAN	— Tax Anticipation Notes

TFA	— Transitional Finance Authority

TRAN	— Tax & Revenue Anticipation Notes

See Notes to Financial Statements.

24	Tax Free Reserves Portfolio 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2021

Assets:
Investments, at value	$316,721,184
Cash	39,535
Interest receivable	263,509
Total Assets	317,024,228

Liabilities:
Audit and tax fees payable	22,452
Fund accounting fees payable	14,977
Trustees’ fees payable	1,052
Accrued expenses	3,043
Total Liabilities	41,524
Total Net Assets	$316,982,704

Represented by:
Paid-in capital	$316,982,704

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2021 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended February 28, 2021

Investment Income:
Interest	$144,634

Expenses:
Investment management fee (Note 2)	235,559
Fund accounting fees	29,993
Audit and tax fees	22,451
Legal fees	3,981
Custody fees	2,856
Trustees’ fees	2,538
Interest expense	910
Miscellaneous expenses	346
Total Expenses	298,634
Less: Fee waivers and/or expense reimbursements (Note 2)	(235,559)
Net Expenses	63,075
Net Investment Income	81,559
Net Realized Loss on Investments	(27)
Increase in Net Assets From Operations	$81,532

See Notes to Financial Statements.

26	Tax Free Reserves Portfolio 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2021 (unaudited) and the Year Ended August 31, 2020	2021	2020

Operations:
Net investment income	$81,559	$3,111,906
Net realized loss	(27)	(5)
Increase in Net Assets From Operations	81,532	3,111,901

Capital Transactions:
Proceeds from contributions	81,453,295	216,158,064
Value of withdrawals	(91,948,501)	(231,643,923)
Decrease in Net Assets From Capital Transactions	(10,495,206)	(15,485,859)
Decrease in Net Assets	(10,413,674)	(12,373,958)

Net Assets:
Beginning of period	327,396,378	339,770,336
End of period	$316,982,704	$327,396,378

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2021 Semi-Annual Report	27

Financial highlights

For the years ended August 31, unless otherwise noted:
	2021[1]		2020	2019	2018	2017	2016

Net assets, end of period (millions)	$317		$327	$340	$349	$421	$1,315
Total return[2]	0.03%		0.89%	1.56%	1.16%	0.70%	0.19%

Ratios to average net assets:
Gross expenses	0.19%[3]		0.19%	0.19%	0.20%	0.20%	0.18%
Net expenses[4,5]	0.04	[3]	0.04	0.04	0.05	0.05	0.03
Net investment income	0.05	[3]	0.89	1.56	1.14	0.69	0.20

[1]	For the six months ended February 28, 2021 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.15% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Tax Free Reserves Portfolio 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2021, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The Portfolio operates as a retail money market fund, meaning that only accounts beneficially owned solely by natural persons (retail investors) may be invested in funds that invest through the Portfolio. As a retail money market fund, the Portfolio seeks to sell and effect withdrawals of its interests at a price of $1.00. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Portfolio may impose fees upon the withdrawal of interests or temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

Tax Free Reserves Portfolio 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$316,721,184	—	$316,721,184

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.

30	Tax Free Reserves Portfolio 2021 Semi-Annual Report

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2020, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Tax Free Reserves Portfolio 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.15% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2021, fees waived and/or expenses reimbursed amounted to $235,559.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Portfolio is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2021, such purchase and sale transactions (excluding accrued interest) were $106,780,000 and $87,565,000, respectively.

32	Tax Free Reserves Portfolio 2021 Semi-Annual Report

3. Derivative instruments and hedging activities

During the six months ended February 28, 2021, the Portfolio did not invest in derivative instruments.

4. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

5. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy withdrawal requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

*  *  *

The Portfolio’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. In December 2020, the ICE Benchmark Administration, the administrator of LIBOR, announced that it had commenced a consultation to determine whether to extend publication of certain U.S. dollar LIBOR settings (overnight and one-, three-, six- and twelve-month U.S. dollar LIBOR) to the end of June 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Tax Free Reserves Portfolio 2021 Semi-Annual Report	33

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust Chief Executive Officer

Date:	April 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 22, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 22, 2021